FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(Registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                     December 31, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Fidelity Investment Trust
            (the trust):
            Fidelity Canada Fund,
            Fidelity Diversified
            International Fund, Fidelity
            Emerging Markets Fund,
            Fidelity Europe Fund,
            Fidelity Europe Capital
            Appreciation Fund, Fidelity
            France Fund, Fidelity
            Germany Fund, Fidelity
            Global Balanced Fund,
            Fidelity Hong Kong & China
            Fund, Fidelity International
            Growth & Income Fund,
            Fidelity International Value
            Fund, Fidelity Japan Fund,
            Fidelity Japan Smaller
            Companies Fund (formerly
            known as Japan Small
            Companies Fund), Fidelity
            Latin America Fund, Fidelity
            Nordic Fund, Fidelity
            Overseas Fund, Fidelity
            Pacific Basin Fund, Fidelity
            Southeast Asia Fund,
            Fidelity United Kingdom
            Fund, and Fidelity Worldwide
            Fund (the funds)
            File Nos. 2-90649 and 811-4008

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.


Very truly yours,



 /s/Eric D. Roiter
    Eric D. Roiter
    Secretary